Deferred tax assets and liabilities as of December 31 related to the following: (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$ 26,000	$ 29,000
Inventory	798,000	1,254,000
Accrued and prepaid expenses	314,000	302,000
Lease liability	70,000	44,000
Domestic net operating loss carry-forward	3,398,000	2,141,000
Long-term compensation plans		248,000
Nonemployee director stock compensation	552,000	514,000
Other stock compensation	82,000	51,000
Intangible assets		253,000
Foreign net operating loss carry-forwards and credits	3,261,000	3,087,000
Federal and state credits	767,000	767,000
Other	18,000	17,000
Gross deferred tax assets	9,286,000	8,707,000
Valuation allowance	(8,728,000)	(8,170,000)
Net deferred tax assets	558,000	537,000
Deferred tax liabilities
Depreciation	(318,000)	(485,000)
Intangible assets	(175,000)
Lease right-of-use asset	(65,000)	(42,000)
Net deferred tax liability	(558,000)	(527,000)
Total net deferred tax asset		$ 10,000